SUPPLEMENTAL CASH FLOW DISCLOSURES	12 Months Ended
Dec. 31, 2020
Supplemental Cash Flow Elements [Abstract]
SUPPLEMENTAL CASH FLOW DISCLOSURES	SUPPLEMENTAL CASH FLOW DISCLOSURES
Supplemental cash flow disclosures for 2020, 2019 and 2018 are as follows:

(in millions)	2020	2019	2018
Other payments
Interest paid	$1,474	$1,537	$1,665
Income taxes paid	$162	$172	$138